REVENUE (Tables)	12 Months Ended
Dec. 31, 2020
REVENUE
Schedule of impact of the adoption of ASC 606 on our condensed consolidated balance sheet and consolidated statement of operations

			As of
	As of	ASC 606	January 1,
	December 31, 2018	Adjustment	2019
Inventory	$55,644,000	$(10,535,000)	$45,109,000
Contract assets	—	11,482,000	11,482,000
Deferred tax liability	—	(231,000)	(231,000)
Retained earnings	$34,549,000	$716,000	$35,265,000

			Balances
	Revenue under	ASC 606	Excluding
	ASC 606	Adjustment	ASC 606
Revenues	$304,201,000	$(3,557,000)	$300,644,000
Cost of sales and operating expenses	$282,143,000	$(3,343,000)	$278,800,000

Schedule of contract assets

	December 31,	December 31,
	2020	2019	Change
Contract assets	$22,457,000	$7,925,000	$14,532,000

Schedule of revenue by segment, as well as total revenue

	Year ended December 31,
	2020
	Asset Management
	Solutions	TechOps	Total Revenues
USM	$39,959,000	$2,364,000	$42,323,000
Whole Asset Sales	3,103,000	—	3,103,000
Engineered Solutions	—	3,964,000	3,964,000
Total Products	43,062,000	6,328,000	49,390,000
Leasing	55,649,000	—	55,649,000
Services	—	103,899,000	103,899,000
Total Revenues	$98,711,000	$110,227,000	$208,938,000

	Year ended December 31,
	2019
	Asset Management
	Solutions	TechOps	Total Revenues
USM	$87,442,000	$5,489,000	$92,931,000
Whole Asset Sales	70,136,000	—	70,136,000
Engineered Solutions	—	7,499,000	7,499,000
Total Products	157,578,000	12,988,000	170,566,000
Leasing	64,246,000	—	64,246,000
Services	—	69,389,000	69,389,000
Total Revenues	$221,824,000	$82,377,000	$304,201,000

	Year ended December 31,
	2018
	Asset Management
	Solutions	TechOps	Total Revenues
USM	$81,760,000	$4,516,000	$86,276,000
Whole Asset Sales	90,039,000	—	90,039,000
Engineered Solutions	—	2,265,000	2,265,000
Total Products	171,799,000	6,781,000	178,580,000
Leasing	73,373,000	—	73,373,000
Services	—	38,779,000	38,779,000
Total Revenues	$245,172,000	$45,560,000	$290,732,000